Earnings Per Share	6 Months Ended
Sep. 30, 2012
Earnings per share

11. Earnings per share:

A reconciliation of the amounts and the numbers used in the calculation of net income (loss) attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2011	2012
Basic—
Net income (loss) attributable to NHI shareholders	¥(28,321)	¥4,700
Weighted average number of shares outstanding	3,627,116,186	3,682,504,520
Net income (loss) attributable to NHI shareholders per share	¥(7.81)	¥1.28

Diluted—
Net income (loss) attributable to NHI shareholders	¥(28,326)	¥4,678
Weighted average number of shares outstanding	3,626,187,054	3,746,279,139
Net income (loss) attributable to NHI shareholders per share	¥(7.81)	¥1.25

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2011	2012
Basic—
Net income (loss) attributable to NHI shareholders	¥(46,092)	¥2,809
Weighted average number of shares outstanding	3,645,882,160	3,691,932,626
Net income (loss) attributable to NHI shareholders per share	¥(12.64)	¥0.76

Diluted—
Net income (loss) attributable to NHI shareholders	¥(46,096)	¥2,793
Weighted average number of shares outstanding	3,643,409,618	3,755,137,084
Net income (loss) attributable to NHI shareholders per share	¥(12.65)	¥0.74

Net income (loss) attributable to NHI shareholders is adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the six and three months ended September 30, 2011 and 2012, arising from options to purchase common shares issued by subsidiaries and affiliates.

The weighted average number of shares used in the calculation of diluted EPS reflects the decrease in potential common shares arising from stock-based compensation plans issued by the Company that would have minimal impact on EPS for the six and three months ended September 30, 2011. The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential common shares arising from stock-based compensation plans issued by the Company that would have minimal impact on EPS for the six and three months ended September 30, 2012.

Antidilutive stock options to purchase 103,395,500 common shares and 101,183,700 common shares for the six and three months ended September 30, 2011, respectively, were not included in the computation of diluted EPS. Antidilutive stock options to purchase 13,776,300 common shares and 22,980,700 common shares were not included in the computation of diluted EPS for the six and three months ended September 30, 2012, respectively.